Net Interest Income - Summary of Net Interest Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Net Interest Income [Abstract]
Interest income on loans		€ 8,333	€ 9,659
Interest income on financial assets at fair value through OCI		283	311
Interest income on financial assets at amortised cost		263	359
Interest income on non-trading derivatives (hedge accounting)		1,769	2,268
Negative interest on liabilities		288	202
Total interest income using effective interest rate method		10,935	12,799
Interest income on financial assets at fair value through profit or loss		450	1,006
Interest income on non-trading derivatives (no hedge accounting)	[1]	556	588
Interest income other		21	16
Total other interest income		1,026	1,610
Total Interest income		11,962	14,410
Interest expense on deposits from banks		113	184
Interest expense on customer deposits		823	1,482
Interest expense on debt securities in issue		1,005	1,239
Interest expense on subordinated loans		323	324
Negative interest on assets		117	186
Interest expense on non-trading derivatives (hedge accounting)		1,779	2,466
Total interest expense using effective interest rate method		4,160	5,880
Interest expense on financial liabilities at fair value through profit or loss		348	892
Interest expense on non-trading derivatives (no hedge accounting)		540	701	[1]
Interest expense on lease liabilities		11	12
Interest expense other		25	29
Total other interest expense		925	1,633
Total interest expense		5,085	7,513
Net interest income		€ 6,877	€ 6,896

[1]	1 The prior periods have been updated to improve consistency and comparability.